Quarterly Report
June 30, 2020
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 4.6%
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	$250,000	$317,495
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	1,000,000	1,126,020
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	205,000	229,495
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,119,700
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,207,090
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	80,458
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	57,366
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	1,055,000	1,310,057
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	301,652
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,425
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,245
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,754
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,124
		$5,893,881
General Obligations - General Purpose – 6.9%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,190,410
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	210,723
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	58,656
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	35,000	36,882
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	75,000	80,575
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	67,503
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	21,232
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	174,664
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,250,000	750,000
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2021	120,000	120,000
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2021	275,000	275,000
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	166,899
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	165,000	165,000
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,212
Forsyth County, GA, 5%, 9/01/2021	2,435,000	2,569,631
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	513,131
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,995
State of Illinois, 5%, 6/01/2021	710,000	725,208
State of Illinois, 5.5%, 5/01/2039	180,000	202,538
State of Illinois, “A”, 4%, 12/01/2033	45,000	44,469
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,242,590
		$8,803,318
General Obligations - Schools – 7.7%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$887,550
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	576,735
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	625,545
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	678,278
Evans County, GA, School District, 4%, 6/01/2035	660,000	788,832
Forsyth County, GA, General Obligation, 5%, 2/01/2032	1,000,000	1,358,720
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,201,360
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,934,745
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,314,490
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	514,465
		$9,880,720
Healthcare Revenue - Hospitals – 14.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$250,000	$270,295
Augusta, GA, Development Authority Rev. (AU Health System, Inc. Project), 5%, 7/01/2036	500,000	574,160
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	563,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$10,000	$10,776
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,739
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,830
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,070,000
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	59,269
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	538,590
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	275,505
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	500,000	504,750
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	16,583
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	351,610
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	565,770
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	1,104,460
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,151,330
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	846,630
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	591,990
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	552,905
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	580,690
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	848,468
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,168,180
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049	1,595,000	1,847,249
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	45,679
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	65,925
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	521,790
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	35,157
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	10,000	10,037
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	59,385
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,095,280
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	1,076,820
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	616,170
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	508,115
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	508,530
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	613,217
		$18,666,809
Healthcare Revenue - Long Term Care – 1.4%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$517,530
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	539,505
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	223,447
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	496,550
		$1,777,032
Healthcare Revenue - Other – 1.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$611,000
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,063,830
		$1,674,830
Industrial Revenue - Airlines – 0.2%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2020	$220,000	$220,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	$200,000	$190,668
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), ”A“, 5.25%, 5/01/2044	285,000	311,046
		$501,714
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038	$150,000	$152,721
Miscellaneous Revenue - Other – 1.8%
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	$500,000	$551,425
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	743,510
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	579,695
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	79,864
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	327,633
		$2,282,127
Sales & Excise Tax Revenue – 5.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$265,000	$265,551
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	174,752
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series) ”C“, 4%, 7/01/2036	750,000	861,278
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044	1,000,000	1,151,020
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 4%, 7/01/2046	1,000,000	1,118,740
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), ”A“, AGM, 4%, 6/15/2050	660,000	683,377
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	24,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,184,000	1,237,931
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	237,000	238,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	83,384
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	39,180
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	901
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	28,807
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,580
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	229,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	204,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	817,663
		$7,163,521
Secondary Schools – 0.3%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049	$250,000	$254,817
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	75,000	81,328
		$336,145
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., ”A“, 4%, 7/01/2049	$610,000	$677,106
Single Family Housing - State – 4.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C1“, 4%, 11/15/2047	$460,000	$495,098
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	540,000	581,845
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	1,075,960
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	315,000	329,745
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	500,000	542,545
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	545,000	586,813
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.25%, 9/01/2049	555,000	615,545
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	590,000	649,395
Tennessee Housing Development Agency Residential Finance Program, ”1“, 4.25%, 1/01/2050	545,000	603,947
		$5,480,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 1.8%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$405,674
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	310,000	366,764
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,655
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2039	255,000	284,164
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2044	425,000	467,713
New Jersey Economic Development Authority Rev., School Facilities Construction, ”AAA“, 5%, 6/15/2026	110,000	124,213
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	574,670
		$2,234,853
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$50,000	$48,760
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	123,144
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	90,000	88,150
		$260,054
Tax - Other – 1.1%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$588,580
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	71,473
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	38,272
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	108,097
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	95,000	95,027
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	125,000	135,260
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	145,000	158,205
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	220,000	240,194
		$1,435,108
Tax Assessment – 1.4%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$1,192,410
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030	410,000	509,417
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	10,006
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	10,000	10,307
		$1,722,140
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$95,472
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2038	55,000	63,035
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	140,000	151,302
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	620,000	652,854
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	1,555,000	215,865
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	235,000	247,171
		$1,425,699
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group IH-635 Managed Lanes Project), 7%, 6/30/2040	$150,000	$150,825
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	91,671
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	68,199
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	100,814
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	198,907
		$610,416
Transportation - Special Tax – 2.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$140,000	$140,350
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	303,372
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,440
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2021	40,000	40,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	$10,000	$10,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	700,000	726,201
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	173,342
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	348,503
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	120,000	130,882
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	160,000	163,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	137,777
Metropolitan Transportation Authority Rev., NY, ”E“, 4%, 9/01/2020	170,000	170,299
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”B-2“, 5%, 5/15/2021	400,000	408,360
Metropolitan Transportation Authority Rev., NY, Anticipation Note, ”D-1“, 5%, 9/01/2022	290,000	304,732
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	135,599
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	65,000	67,761
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5%, 12/15/2039	70,000	77,907
New Jersey Transportation Trust Fund Authority, Transportation System, ”BB“, 5%, 6/15/2044	65,000	71,081
		$3,479,880
Universities - Colleges – 20.9%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,663,633
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	546,685
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	710,472
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	632,061
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,108,100
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	966,288
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,158,760
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	904,815
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	591,650
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	752,497
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,190,040
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	371,790
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,228,880
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	557,930
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,218,080
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,247,960
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	577,370
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	854,805
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,159,460
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), ”A“, 5%, 11/01/2047	250,000	251,508
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,055,049
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	66,697
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), ”A“, 4%, 6/01/2039	500,000	539,450
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), ”A“, 4%, 6/01/2044	1,000,000	1,065,490
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2036	1,000,000	1,210,100
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	1,205,690
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	596,705
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”B“, 4%, 9/01/2041	750,000	892,087
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	368,057
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), ”C“, 5.25%, 10/01/2027	350,000	367,427
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,212
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	24,663
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	44,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	$55,000	$57,467
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	367,491
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	501,745
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	578,740
		$26,714,028
Universities - Dormitories – 0.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$727,602
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	433,044
		$1,160,646
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$270,000	$276,750
Utilities - Municipal Owned – 6.2%
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2034 (w)	$300,000	$355,560
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039 (w)	400,000	465,288
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040 (w)	400,000	464,808
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,453,228
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	560,010
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	558,120
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	892,935
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	150,574
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	549,920
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	549,515
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	162,054
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	263,338
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	54,297
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	64,748
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	170,275
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	27,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	13,950
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	6,975
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	66,262
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	69,500
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	10,000	6,950
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	107,725
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	41,625
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	490,000	493,254
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	31,275
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	31,275
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	6,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	86,875
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	70,000	71,530
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	5,101
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	10,000	10,208
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	6,988
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	13,950
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	60,000	41,550
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	48,738
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	17,438
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	52,313
		$7,972,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 1.0%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$968,586
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	251,473
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	40,000	42,500
		$1,262,559
Water & Sewer Utility Revenue – 9.7%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$943,223
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,254,290
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,251,240
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	581,410
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	580,055
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	404,419
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	803,056
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	420,903
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	179,856
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,054,800
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,236,650
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	511,860
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,173
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	140,045
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	50,357
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	49,556
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	184,948
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,288,680
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	17,245
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	22,708
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,255
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,419
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	691,036
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	590,255
		$12,324,439
Total Municipal Bonds		$124,391,098
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$400,000	$119,247
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.17% (v)	2,419,539	$2,419,781

Other Assets, Less Liabilities – 0.6%		777,447
Net Assets – 100.0%		$127,707,573
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,419,781 and $124,510,345, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $309,915, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	7	$1,249,938	September – 2020	$(6,807)
At June 30, 2020, the fund had cash collateral of $35,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,391,098	$—	$124,391,098
U.S. Corporate Bonds	—	119,247	—	119,247
Mutual Funds	2,419,781	—	—	2,419,781
Total	$2,419,781	$124,510,345	$—	$126,930,126
Other Financial Instruments
Futures Contracts – Liabilities	$(6,807)	$—	$—	$(6,807)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,835,929	$16,719,858	$16,135,957	$(232)	$183	$2,419,781

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,916	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2020, are as follows:
Georgia	74.3%
Puerto Rico	7.5%
Illinois	2.0%
Tennessee	1.8%
California	1.3%
Maryland	1.3%
Guam	1.1%
New York	1.1%
Pennsylvania	1.1%
New Jersey	1.0%
Ohio	0.9%
Connecticut	0.8%
Virginia	0.8%
Iowa	0.6%
Texas	0.6%
South Carolina	0.5%
Florida	0.4%
Massachusetts	0.4%
Colorado	0.3%
Alabama	0.2%
Michigan	0.2%
Washington DC	0.2%
Indiana	0.1%
Louisiana	0.1%
Minnesota	0.1%
U.S. Treasury Securities	(1.0)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.